SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Operating Segments (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of reportable segments | segment	1
General and administrative expenses	$ 972,161	$ 25,850
Interest earned on the Trust Account	3,036,888
Reporting segment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
General and administrative expenses	972,161	$ 25,850
Interest earned on the Trust Account	$ 3,036,888